Share capital and share based payments - Disclosure of Changes in Share Capital (Details) - EUR (€)																						12 Months Ended
	Dec. 31, 2022	Dec. 16, 2022	Nov. 07, 2022	Jul. 27, 2022	Jul. 25, 2022	Jul. 13, 2022	Apr. 22, 2022	Feb. 14, 2022	Dec. 31, 2021	Aug. 06, 2021	Jul. 22, 2021	Jul. 19, 2021	Jul. 07, 2021	Jun. 04, 2021	Dec. 31, 2020	Sep. 24, 2020	Sep. 11, 2020	Jul. 13, 2020	Jul. 07, 2020	Jan. 27, 2020	Jan. 15, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in the share capital
Balance at beginning of period																						€ 107,440,000	€ 155,976,000	€ 217,416,000
Nominal value (in EUR per share)	€ 0.05	€ 0	€ 0.05	€ 0.05		€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05
Exercise and subscription of equity instruments																						€ 202,000	€ 499,000	€ 47,000
Exercise and subscription of equity instruments (in shares)																						669,442	555,770	175,331
Increase (decrease) through share-based payment transactions, equity																						€ 4,249,000	€ 2,617,000	€ 2,476,000
Balance at end of period	€ 54,151,000								€ 107,440,000						€ 155,976,000							€ 54,151,000	€ 107,440,000	155,976,000
Balance at end of period (in shares)	79,542,627																					79,542,627
Proceeds from issuing shares																								621,000
Payments for the issuing of shares																								€ 2,150,000
Exercise of share warrants
Disclosure of changes in the share capital
Nominal value (in EUR per share)								€ 0.05
Definitive Acquisition Of Free Shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)								0.05
Common shares
Disclosure of changes in the share capital
Nominal value (in EUR per share)								€ 0.05
Common shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																						79,542,627	78,986,490	78,811,114
Nominal value (in EUR per share)	€ 0.05																					€ 0.05
Exercise and subscription of equity instruments (in shares)		0			125,748	13,614	25,000		213,125	200,000			4,440	30,000				57,376	25,000	85,650	1,500
Exercise and subscription of equity instruments through conversion (in shares)			319,050						36,660			11,050			650	4,550	650
Balance at end of period (in shares)	80,212,069								79,542,627						78,986,490							80,212,069	79,542,627	78,986,490
Common shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)								750
Common shares | Definitive Acquisition Of Free Shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)								138,960
Common shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)								46,320
Common shares | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)											48,362
Common shares | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)											12,500
Preferred shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																						14,095	14,462	14,507
Exercise and subscription of equity instruments (in shares)		0			0	0	0		0	0			0	0
Exercise and subscription of equity instruments through conversion (in shares)			0						(282)			(85)			(5)	(35)	(5)
Balance at end of period (in shares)	14,095								14,095						14,462							14,095	14,095	14,462
Preferred shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)								0
Preferred shares | Definitive Acquisition Of Free Shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)								0
Preferred shares | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)								0
Preferred shares | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)											0
Preferred shares | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments (in shares)											0
Share capital
Disclosure of changes in the share capital
Balance at beginning of period																						€ 3,977,836	€ 3,950,048	€ 3,941,281
Exercise and subscription of equity instruments		€ 0		€ 6,287.7	€ 6,287	€ 680.70	€ 1,250	€ 9,301.5	€ 10,656	€ 10,000			€ 222	€ 1,500				€ 2,869	€ 1,250	€ 4,283	€ 75	34,000	28,000	9,000
Exercise and subscription of equity instruments through conversion			€ 15,953						1,819			€ 548			€ 32	€ 226	€ 32
Increase (decrease) through share-based payment transactions, equity	€ 0								0						0
Balance at end of period	4,011,308								3,977,836						3,950,048							4,011,308	3,977,836	3,950,048
Share capital | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments								38
Share capital | Definitive Acquisition Of Free Shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments								6,948
Share capital | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments								2,316
Share capital | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments											€ 2,418
Share capital | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments											625
Share premium
Disclosure of changes in the share capital
Balance at beginning of period																						375,219,667	372,130,982	369,617,017
Exercise and subscription of equity instruments		€ 9,995			€ (6,287)	€ (681)	€ (1,250)	182,141	(10,656)	€ 398,000			€ 7,637	€ 59,700				€ (2,869)	€ 43,000	€ (4,283)	€ 2,985	168,000	471,000	38,000
Exercise and subscription of equity instruments through conversion			€ (15,953)						(1,819)			€ (548)			(32)	€ (226)	€ (32)
Increase (decrease) through share-based payment transactions, equity	4,249,113								2,617,289						2,475,422							4,249,000	2,617,000	2,476,000
Balance at end of period	€ 379,636,744								€ 375,219,667						€ 372,130,982							€ 379,636,744	€ 375,219,667	€ 372,130,982
Share premium | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments								1,493
Share premium | Definitive Acquisition Of Free Shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments								(6,948)
Share premium | Common shares
Disclosure of changes in the share capital
Exercise and subscription of equity instruments								187,596
Share premium | AGA Bonus Management 2020-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments											(2,418)
Share premium | AGA Bonus Management 2021-1
Disclosure of changes in the share capital
Exercise and subscription of equity instruments											€ 21,500
Share premium | Common shares | Exercise of share warrants
Disclosure of changes in the share capital
Exercise and subscription of equity instruments								€ 1,492.5